Finance Lease Liabilities - Summary of Finance Lease Liabilities (Parenthetical) (Detail) - Gruyere power purchase agreement [member]	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease liabilities [line items]
Term of contract	15 years
Lease interest rate	3.46%